UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     34
Form 13F Information Table Value Total:     $20,718




List of Other Included Managers:



No.   13F File Number        Name


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                                             C>

                                                 MKT VALUE   TOTAL #      PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                    CLASS CUSIP NO (x$1000)    OF SHARES SH          DSCRETN  MANAGERS

ABBOTT LABORATORIES               COM   002824100        568      12140SH          DEFINED           0
AON CORP                          COM   037389103        553      14910SH          DEFINED           0
AT&T INC                          COM   00206R102        429      17745SH          DEFINED           0
BERKSHIRE HATHAWAY INC CLASS B    COM   084670702        757       9495SH          DEFINED           0
BRISTOL-MYERS SQUIBB CO           COM   110122108        777      31135SH          DEFINED           0
CHEVRON CORP NEW                  COM   166764100        531       7820SH          DEFINED           0
CHUBB CORP                        COM   171232101        675      13495SH          DEFINED           0
DELL INC                          COM   24702R101        441      36535SH          DEFINED           0
DIAGEO PLC - SPONSORED ADR        COM   25243Q205        542       8640SH          DEFINED           0
DTE ENERGY CO                     COM   233331107        733      16065SH          DEFINED           0
EMERSON ELECTRIC COMPANY          COM   291011104        706      16160SH          DEFINED           0
ENERGY TRANSFER PARTNERS LP       COM   29273R109        716      15425SH          DEFINED           0
FLUOR CORP (NEW)                  COM   343412102        394       9270SH          DEFINED           0
GENERAL ELECTRIC COMPANY          COM   369604103        376      26060SH          DEFINED           0
HONEYWELL INTERNATIONAL INC       COM   438516106        294       7520SH          DEFINED           0
INTEL CORPORATION                 COM   458140100        809      41569SH          DEFINED           0
JOHNSON & JOHNSON                 COM   478160104        977      16548SH          DEFINED           0
JPMORGAN CHASE & CO               COM   46625H100        351       9593SH          DEFINED           0
KIMBERLY CLARK                    COM   494368103        792      13068SH          DEFINED           0
KRAFT FOODS INC-A                 COM   50075N104        676      24125SH          DEFINED           0
KROGER COMPANY                    COM   501044101        503      25545SH          DEFINED           0
MARSH & MCLENNAN COS INC          COM   571748102        549      24360SH          DEFINED           0
MERCK & CO. INC.                  COM   58933Y105        247       7067SH          DEFINED           0
MICROSOFT CORP                    COM   594918104        589      25586SH          DEFINED           0
NESTLE SA SPNSRD ADR REP RG SH    COM   641069406        961      19852SH          DEFINED           0
PFIZER INC                        COM   717081103        552      38720SH          DEFINED           0
PROCTER AND GAMBLE COMPANY        COM   742718109        652      10875SH          DEFINED           0
QUALCOMM INC                      COM   747525103        478      14560SH          DEFINED           0
SPDR TRUST UNIT SER 1             COM   78462F103       1471      14250SH          DEFINED           0
SYSCO CORP                        COM   871829107        601      21020SH          DEFINED           0
UNITEDHEALTH GROUP INC            COM   91324P102        311      10940SH          DEFINED           0
VERIZON COMMUNICATIONS            COM   92343V104        613      21869SH          DEFINED           0
WELLPOINT INC                     COM   94973V107        572      11685SH          DEFINED           0
WELLS FARGO & CO (NEW)            COM   949746101        525      20501SH          DEFINED           0




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